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                          SUPPLEMENT FOR PROSPECTUS 1

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                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

                       SUPPLEMENT DATED NOVEMBER 5, 2001
                      TO THE PROSPECTUS DATED MAY 10, 2001
                        WHICH DESCRIBES LINCOLN VULCV-II

Please review this Estate Tax Repeal Rider Supplement carefully, because it contains new information not in the Prospectus. It references and amends specific sections of the Prospectus. Keep this Supplement with the Prospectus.

1. The following is added to the HIGHLIGHTS section, on page 3, at the end of the sub-section titled "Initial Choices To Be Made":

You may also choose from several Riders offered for this Policy. These may alter the benefits or charges in the Policy. They may vary by issue state, and may have tax consequences to you. See page 34.

2. The following is added to the HIGHLIGHTS section, on page 5, "Insurance Charges and Fees" sub-section immediately after the paragraph beginning "The Surrender Charge...":

If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal. Upon issue, there is a one-time administrative charge of not more than $250 for this Rider. See page 34.

3. The following is added to the end of the "Surrender Charges" sub-section of CHARGES AND FEES on page 25.

If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal as defined in the Riders section of this Prospectus. All surrenders of your Policy (as distinguished from the cancellation provision in this Rider) are subject to the Policy's normal surrender requirements. See page 34.

4. The following is added to the end of the "Surrender Value" sub-section of POLICY LIQUIDITY on page 31:

If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal as defined in the Riders section of this Prospectus. All surrenders of your Policy (as distinguished from the cancellation provision in this Rider) are subject to the Policy's normal surrender requirements. See page 34.

5. The following is added to the end of the "Riders" sub-section of OTHER POLICY PROVISIONS on page 34.

ESTATE TAX REPEAL RIDER

This Rider, if desired, may be added to Policies approved for issue on July 30, 2001, or later, subject to state availability. Under this Rider, in the event of Estate Tax Repeal as defined below, you may elect to cancel your Policy for an amount equal to the Surrender Value of the Policy plus the applicable Surrender Charge. This amount is determined as of the date of cancellation, and no surrender charge is applied. The amount you receive is called the Cancellation Refund Amount. Any Policy loan or indebtedness that exists at the time you request cancellation of your Policy is subtracted from this Cancellation Refund Amount.

For purposes of this Rider, Estate Tax Repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R. 1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010 or must be enacted during the calendar year 2010. The Start Date for this Rider (the date that
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begins the 12-month "window" for you to exercise the Rider) is the later of
1) January 1, 2010 or 2) the date in 2010 upon which legislation is enacted that triggers Estate Tax Repeal, but no later than December 31, 2010.

Upon issue, there is a one-time administrative charge of not more than $250 for this Rider.

This Rider terminates on the earliest of:

    1)  one year from the Start Date;

    2) December 31, 2010, provided no Estate Tax Repeal, as defined above, has been enacted;

    3)  the date you request to terminate the Rider;

    4)  termination of the Policy; or

    5)  full surrender of the Policy prior to the Start Date.

If the Policy lapses but is reinstated, the Rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.

6. The following sentence is added to the introductory disclosure for the Prospectus APPENDIX 4 entitled, ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES, AND DEATH BENEFIT PROCEEDS:

The one-time administrative charge of not more than $250 for the Estate Tax Repeal Rider is not reflected in the illustrations.

7. Based on the timing of this Supplement the following Financial Statements are added to the Prospectus:

Lincoln Life Flexible Premium Variable Life Account M: as of June 30, 2001, unaudited

The Lincoln National Life Insurance Company: as of June 30, 2001, unaudited
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                          SUPPLEMENT FOR PROSPECTUS 2

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                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
             LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

                       SUPPLEMENT DATED NOVEMBER 5, 2001
                   TO THE PROSPECTUS DATED SEPTEMBER 4, 2001
                        WHICH DESCRIBES LINCOLN VULCV-II

Please review this Estate Tax Repeal Rider Supplement carefully, because it contains new information not in the Prospectus. It references and amends specific sections of the Prospectus. Keep this Supplement with the Prospectus.

1. The following is added to the HIGHLIGHTS section, on page 3, at the end of the sub-section titled "Initial Choices To Be Made":

You may also choose from several Riders offered for this Policy. These may alter the benefits or charges in the Policy. They may vary by issue state, and may have tax consequences to you. See page 34.

2. The following is added to the HIGHLIGHTS section, on page 5, "Insurance Charges and Fees" sub-section immediately after the paragraph beginning "The Surrender Charge...":

If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal. Upon issue, there is a one-time administrative charge of not more than $250 for this Rider. See page 34.

3. The following is added to the end of the "Surrender Charges" sub-section of CHARGES AND FEES on page 25.

If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal as defined in the Riders section of this Prospectus. All surrenders of your Policy (as distinguished from the cancellation provision in this Rider) are subject to the Policy's normal surrender requirements. See page 34.

4. The following is added to the end of the "Surrender Value" sub-section of POLICY LIQUIDITY on page 30:

If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal as defined in the Riders section of this Prospectus. All surrenders of your Policy (as distinguished from the cancellation provision in this Rider) are subject to the Policy's normal surrender requirements. See page 34.

5. The following is added to the end of the "Riders" sub-section of OTHER POLICY PROVISIONS on page 34.

ESTATE TAX REPEAL RIDER

This Rider, if desired, must be selected at the time of application. It may be added to existing Policies subject to state availability. Under this Rider, in the event of Estate Tax Repeal as defined below, you may elect to cancel your Policy for an amount equal to the Surrender Value of the Policy plus the applicable Surrender Charge. This amount is determined as of the date of cancellation, and no surrender charge is applied. The amount you receive is called the Cancellation Refund Amount. Any Policy loan or indebtedness that exists at the time you request cancellation of your Policy is subtracted from this Cancellation Refund Amount.

For purposes of this Rider, Estate Tax Repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R. 1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010 or must be enacted during the calendar year 2010. The Start Date for this Rider (the date that begins the 12-month "window" for you to exercise the Rider) is the later of
1) January 1, 2010 or 2) the date in 2010 upon which legislation is enacted that triggers Estate Tax Repeal, but no later than December 31, 2010.

Upon issue, there is a one-time administrative charge of not more than $250 for this Rider.

This Rider terminates on the earliest of:

    1)  one year from the Start Date;

    2) December 31, 2010, provided no Estate Tax Repeal, as defined above, has been enacted;

    3)  the date you request to terminate the Rider;

    4)  termination of the Policy; or

    5)  full surrender of the Policy prior to the Start Date.

If the Policy lapses but is reinstated, the Rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.

6. The following sentence is added to the introductory disclosure for the Prospectus APPENDIX 4 entitled, ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES, AND DEATH BENEFIT PROCEEDS:

The one-time administrative charge of not more than $250 for the Estate Tax Repeal Rider is not reflected in the illustrations.